PLAN DESCRIPTION	12 Months Ended
Dec. 31, 2025
EBP 401(k) Plan
EBP, Description of Plan [Line Items]
PLAN DESCRIPTION	PLAN DESCRIPTION
The following is a brief description of the Paramount Global 401(k) Plan (the “Plan”) and is provided for general information only. Participants should refer to the Plan document, as amended, for more complete information regarding the Plan.
The Plan, sponsored by Paramount Global (the “Company”), is a defined contribution plan offered to substantially all of the Company’s U.S. based employees who are employed by the Company or any of its participating subsidiaries and affiliates and paid through a Company payroll system. On August 7, 2025, pursuant to a transaction agreement (the “Transaction Agreement”) dated as of July 7, 2024, Paramount Global and Skydance Media, LLC became wholly-owned subsidiaries of Paramount Skydance Corporation (the “Skydance Transaction”).

Eligible full-time, newly hired employees may enroll in the Plan immediately or are automatically enrolled following 60 days after hire or rehire and attainment of age 21, unless they elect not to participate. Part-time employees are automatically enrolled in the Plan on the first day of the month following the attainment of age 21 and completion of 1,000 hours of service within a consecutive twelve-month period, (or if earlier, upon satisfying the special service requirement for certain long-term part-time employees), unless they already voluntarily enrolled upon meeting the age and service requirements or have elected not to participate. The Plan is subject to the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), and the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan is overseen by the Paramount Global Administrative Committee (the “Administrative Committee”). The Administrative Committee has been designated as the administrator of the Plan as defined under ERISA (the “Plan Administrator”) under the Plan document.

Exempt Party-in-Interest Transactions
Prior to the Skydance Transaction, certain Plan investments were shares of Paramount Global Class A Common Stock and Paramount Global Class B Common Stock and, following the Skydance Transaction, certain Plan investments are shares of Paramount Skydance Corporation Class B Common Stock, and therefore qualified (or qualify) as party-in-interest transactions. The fair value of these investments was $57 million and $51 million at December 31, 2025 and 2024, respectively. In connection with the Skydance Transaction, the Plan’s shares of Paramount Global Class A Common Stock and Paramount Global Class B Common Stock were exchanged for shares of Paramount Skydance Corporation Class B Common Stock or cash in accordance with the Transaction Agreement and participant elections. For the year ended December 31, 2025, these investments appreciated by $15 million and earned dividends of $0.9 million. During the year ended December 31, 2025, the Plan sold shares of these investments for total proceeds of $79 million and purchased shares of these investments at a cost of $70 million. Total proceeds includes $3 million of cash received from participant elections in accordance with the Transaction Agreement, which was contributed to the stable value fund. All shares of Paramount Global Class A Common Stock and Paramount Global Class B Common Stock were delisted from Nasdaq and were cancelled and ceased to exist as of August 7, 2025.

Fidelity Management Trust Company (the “Trustee”) is the trustee and custodian of the Plan, Fidelity Workplace Services LLC (the “Recordkeeper”) is the recordkeeper of the Plan, and State Street Global Advisors Trust Company (“State Street”) is an independent fiduciary for the Plan’s Paramount Skydance Corporation Class B stock fund. Certain Plan investments are managed or issued by the Trustee, State Street or their affiliates and therefore qualify as party-in-interest transactions. The fair value of these investments was $48 million and $53 million at December 31, 2025 and 2024, respectively. The Plan’s investments also included a synthetic guaranteed investment contract issued by State Street which expired in 2025. The contract value of this synthetic guaranteed investment contract was $60 million at December 31, 2024.
Participant Accounts
Each Plan participant’s account is credited with the participant’s contributions, the employer contributions, if applicable, and the participant’s share of the interest, dividends, and any realized or unrealized gains or losses of the Plan’s assets, net of certain Plan expenses. Plan accounts may also be debited for certain other expenses.

Participants have the option of investing contributions to their accounts and their existing account balances among various investment options. These investment options include common collective funds, registered investment companies (mutual funds), proprietary funds that consist of common collective funds and/or separately managed accounts, which primarily invest in common stocks, a stable value fund that consists of synthetic guaranteed investment contracts, and the Paramount Skydance Corporation Class B Stock Fund.

Within the Plan, the Paramount Skydance Corporation Class B Stock Fund is part of an Employee Stock Ownership Plan (“ESOP”). As a result, the Plan offers an ESOP dividend election under which Plan participants can elect to reinvest any ESOP dividends paid on vested shares in the Paramount Skydance Corporation Class B Stock Fund or to receive dividends as a cash payout. If a participant does not make an election, the dividends are reinvested in the Paramount Skydance Corporation Class B Stock Fund.

Participants may also elect to open a self-directed brokerage account (“SDA”). Participants may not contribute directly to the SDA, but may transfer balances to the SDA from other investment funds except the Stable Value Fund. A participant may transfer up to 25% of their account balance (net of loans) to the SDA. The initial transfer to the SDA may not be less than $2,500 and there is no minimum for subsequent individual transfers.

Contributions
The Plan permits participants to contribute up to 50% of eligible annual compensation on a traditional before-tax, Roth 401(k) after-tax, or combination basis and up to 15% of eligible annual compensation on a traditional after-tax basis, subject to the Code limitations set forth below. Total combined contributions for all participants may not exceed 50% of eligible annual compensation. Roth 401(k) contributions and the related earnings can be withdrawn tax-free if certain requirements are met.

The Plan provides (1) nondiscretionary employer matching contributions and (2) discretionary profit-sharing contributions. The formula for the nondiscretionary matching contributions is (a) 100% of a participant’s deferrals on the first 1% of the participant’s eligible compensation, plus (b) 80% of a participant’s deferrals on the next 5% of the participant’s eligible compensation. Any discretionary profit sharing contributions are contributed for those eligible participants who are active employees eligible for the Plan on December 31. For 2025, a discretionary profit-sharing contribution of 1.25% was made in April 2026 and is therefore included in employer contributions receivable on the Statement of Net Assets Available for Benefits.

Participants may elect to invest their contributions in any investment option, including the Paramount Skydance Corporation Class B Stock Fund. If no option is elected by the participant, the contribution is invested in the Plan’s Qualified Default Investment Alternative (“QDIA”), a common collective fund that is primarily invested in a mix of equities and bonds appropriate for the participant’s target retirement year, which is assumed to be at age 65.

Effective on the 60th day following the date upon which an employee becomes eligible to participate in the Plan, employees are deemed to have authorized the Company to make before-tax contributions to the Plan in an amount equal to 6% of the employee’s eligible compensation. However, a deemed authorization does not take effect if, during the 60-day period, the employee elects not to participate in the Plan or to participate at a different contribution rate.
The Code limits the amount of annual participant contributions that can be made on a before-tax or Roth 401(k) basis to $23,500 for 2025. Total compensation considered under the Plan, based on Code limits, could not exceed $350,000 for 2025. The Code also limits annual aggregate participant and employer contributions to the lesser of $70,000 or 100% of compensation in 2025. All contributions made to the Plan on an annual basis may be further limited due to certain nondiscrimination requirements prescribed by the Code.

All participants who have attained age 50 before the close of the Plan year (calendar year) are eligible to make catch-up contributions. These contributions are not treated as matchable contributions. Catch-up contributions can be made if the eligible participant makes the maximum $23,500 contribution permitted for the Plan year. The limit for catch-up contributions was $7,500 in 2025.

Vesting
Participants in the Plan are immediately vested in their own contributions and earnings thereon. The Plan includes a two-year cliff vesting schedule for employer matching contributions and profit-sharing contributions (collectively “employer contributions”).

Forfeitures
If a participant’s employment terminates prior to being fully vested in their employer contributions, the non-vested portion of their account is forfeited and may be used for future employer contributions and, to the extent not used or designated for such contributions, to pay administrative expenses. Forfeitures are recorded at the time vested benefits are distributed or as of the close of the fifth consecutive year of break in service if no distribution was elected. During 2025, the Plan utilized forfeitures of approximately $0.4 million to pay administrative expenses and $3.6 million to fund employer contributions. As of December 31, 2025 and 2024, the Plan had forfeitures of approximately $5.1 million and $4.5 million, respectively, available to be used as noted above.

Notes Receivable from Participants
Eligible participants may request a loan for up to the lesser of 50% of the participant’s vested account balance or $50,000, reduced by the highest outstanding balance of any Plan loan made to the participant during the twelve-month period ending on the day before the loan is made. The minimum loan available to a participant is $500. The interest rate on participant loans is one percentage point above the annual prime rate in effect (as published in The Wall Street Journal) on the first day of the calendar month in which the loan is processed. Principal and interest is payable through payroll deductions. Generally, only one loan may be outstanding at any time. Participants may elect repayment periods from 12 to 60 months commencing as soon as administratively possible following the distribution of the loan proceeds to the participant. The Plan allows participants to elect a repayment term of up to 300 months for loans used for the acquisition of a principal residence. Repayments of loan principal and interest are allocated in accordance with the participant’s current investment elections. Loans outstanding at December 31, 2025 carry interest rates ranging from 4.25% to 9.50%.

Distributions and Withdrawals
Earnings on employee contributions (other than Roth contributions) and employer contributions are not subject to income tax until they are distributed or withdrawn from the Plan, although earnings on Roth contributions are taxable upon distribution if the requirements for a tax-free distribution are not met.

Participants in the Plan, or their beneficiaries, may receive their vested account balances in a lump sum, in installments over a period of up to 20 years, or in partial distributions of the account balance in the event of retirement, termination of employment, disability or death. For vested account balances invested in the Paramount Skydance Corporation Class B Stock Fund, participants may elect to receive distributions in cash or whole shares.
In general, participants must receive a required minimum distribution (“RMD”) upon attainment of a certain age, unless they are still employed. For individuals who attain age 70 ½ on or after January 1, 2020, in accordance with the Setting Every Community Up for Retirement Enhancement Act of 2019 (the “SECURE Act”), the RMD age is 72. For individuals attaining age 70 ½ on or after January 1, 2023, in accordance with the SECURE Act 2.0, the RMD age is 73.

Participants in the Plan may withdraw part or all of their after-tax and rollover contributions and the vested portion of employer matching contributions. Upon attainment of age 59 ½, participants may also withdraw all or part of their before-tax or Roth 401(k) contributions and earnings thereon. The Plan limits participants to two of the above withdrawal elections in each Plan year.

A participant may obtain a financial hardship withdrawal of the vested portion of employer matching contributions, employer discretionary profit sharing contributions and employee before-tax or Roth 401(k) contributions provided that the requirements for hardship are met and only to the extent required to relieve such financial hardship. There is no restriction on the number of hardship withdrawals permitted.

When a participant terminates employment with the Company, the full value of employee contributions and earnings thereon plus the value of all vested employer contributions and earnings thereon are eligible for distribution and can be rolled over to a tax qualified retirement plan or an Individual Retirement Account (“IRA”) or remain in the Plan rather than being distributed, subject to the minimum distribution requirement. If the vested account balance is $1,000 or less and the participant does not make an election to rollover the vested account balance, it will be automatically paid in a single lump sum cash payment, and taxes will be withheld from the distribution.

Plan Expenses
Trustee fees and fees for investment of Plan assets are charged to the Plan’s investment funds. Certain administrative expenses such as fees for accounting, investment consulting and employee communications may be paid by the Plan using forfeitures or may be paid by the Company. Recordkeeping fees are paid from participant accounts. For 2025, $0.4 million was paid to the Trustee and the Recordkeeper, parties in interest, for services provided during the year.